UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F
                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2009

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Holowesko Partners Ltd.
Address: Shipston House, Lyford Cay
         P.O. Box N-7776
         Nassau, Bahamas, Bahamas



Form 13F File Number: 028-13025

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Gregory P. Cleare
Title:   Vice President and Chief Financial Officer
Phone:   242-362-4600


Signature, Place, and Date of Signing:


/s/GREGORY P. CLEARE         Nassau, Bahamas               November 4, 2009
[Signature]                  [City,State]                  [Date]


Report Type (Check only one.):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






                          FORM 13F SUMMARY PAGE



 Report Summary:


 Number of Other Included Managers:           0
 Form 13F Information Table Entry Total:      39
 Form 13F Information Table Value Total:      1,206,761

                                              (thousands)


 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F
 No.  File Number  Name

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                                                     FORM 13F INFORMATION TABLE
                                                 FOR THE PERIOD ENDED   09/30/2009
                                           REPORTING MANAGER:   HOLOWESKO PARTNERS LTD.
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8

------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE    SHRS OR   SH/  PUT/ INVEST- OTHER       VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN  CALL MENT    MANA-
                                                                                           DISCRE- GERS    SOLE    SHARED       NONE
                                                                                           TION
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE PLC IRELAND              SHS CLASS A     G1151C101     21728     583000 SH       SOLE          583000         0         0
ADAPTEC INC                        COM             00651F108      3624    1085000 SH       SOLE         1085000         0         0
BANK OF AMERICA CORPORATION        COM             060505104     40830    2413145 SH       SOLE         2413145         0         0
BERKSHIRE HATHAWAY INC DEL         CL A            084670108     31209        309 SH       SOLE             309         0         0
BHP BILLITON PLC                   SPONSORED ADR   05545E209     19836     360000 SH       SOLE          360000         0         0
BJ SVCS CO                         COM             055482103     43679    2248000 SH       SOLE         2248000         0         0
BP PLC                             SPONSORED ADR   055622104     71979    1352229 SH       SOLE         1352229         0         0
CISCO SYS INC                      COM             17275R102     75163    3193000 SH       SOLE         3193000         0         0
CLOROX CO DEL                      COM             189054109       176       3000 SH       SOLE            3000         0         0
COCA COLA CO                       COM             191216100     50286     936429 SH       SOLE          936429         0         0
CROSSTEX ENERGY INC                COM             22765Y104      4807     910371 SH       SOLE          910371         0         0
DEVON ENERGY CORP NEW              COM             25179M103     53167     789641 SH       SOLE          789641         0         0
DISNEY WALT CO                     COM DISNEY      254687106     20870     760000 SH       SOLE          760000         0         0
FEDEX CORP                         COM             31428X106     24747     329000 SH       SOLE          329000         0         0
GLAXOSMITHKLINE PLC                SPONSORED ADR   37733W105      4346     110000 SH       SOLE          110000         0         0
GUSHAN ENVIRONMENTAL ENRGY L       SPON ADR        40330W106      1949    1070687 SH       SOLE         1070687         0         0
HEINZ H J CO                       COM             423074103     20332     511500 SH       SOLE          511500         0         0
JOHNSON & JOHNSON                  COM             478160104     85791    1408943 SH       SOLE         1408943         0         0
KIMBERLY CLARK CORP                COM             494368103     55559     942000 SH       SOLE          942000         0         0
KRAFT FOODS INC                    CL A            50075N104     42875    1632071 SH       SOLE         1632071         0         0
LOCKHEED MARTIN CORP               COM             539830109     20769     266000 SH       SOLE          266000         0         0
MICROSOFT CORP                     COM             594918104     68453    2661486 SH       SOLE         2661486         0         0
NOBLE CORPORATION BAAR             NAMEN -AKT      H5833N103     20043     528000 SH       SOLE          528000         0         0
NOKIA CORP                         SPONSORED ADR   654902204     61792    4226557 SH       SOLE         4226557         0         0
PACKAGING CORP AMER                COM             695156109     10930     535779 SH       SOLE          535779         0         0
PLUM CREEK TIMBER CO INC           COM             729251108     40838    1332848 SH       SOLE         1332848         0         0
ROYAL DUTCH SHELL PLC              SPONS ADR A     780259206      1856      32455 SH       SOLE           32455         0         0
SAFEWAY INC                        COM NEW         786514208     21692    1100000 SH       SOLE         1100000         0         0
SCHERING PLOUGH CORP               COM             806605101     38138    1350000 SH       SOLE         1350000         0         0
SONOCO PRODS CO                    COM             835495102     12118     440000 SH       SOLE          440000         0         0
STRYKER CORP                       COM             863667101     22488     495000 SH       SOLE          495000         0         0
SYSCO CORP                         COM             871829107      9816     395000 SH       SOLE          395000         0         0
US BANCORP DEL                     COM NEW         902973304     41075    1879000 SH       SOLE         1879000         0         0
VALERO ENERGY CORP NEW             COM             91913Y100      9798     505291 SH       SOLE          505291         0         0
WASTE MGMT INC DEL                 COM             94106L109     30275    1015264 SH       SOLE         1015264         0         0
WELLS FARGO & CO NEW               COM             949746101     25567     907286 SH       SOLE          907286         0         0
WEYERHAEUSER CO                    COM             962166104     37454    1021948 SH       SOLE         1021948         0         0
WYETH                              COM             983024100     47560     979000 SH       SOLE          979000         0         0
ZORAN CORP                         COM             98975F101     13146    1141116 SH       SOLE         1141116         0         0
                                                     ------------------
                                   GRAND TOTAL                 1206761




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